CORE16 Best of Breed Premier Index ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 89.9%

Communication Services — 6.9%
Netflix*	74	$85,796
News, Cl A	3,369	98,779
News	2,812	93,977
Warner Bros Discovery*	7,029	92,572
		371,124
Consumer Discretionary — 11.0%
Hilton Worldwide Holdings	412	110,449
Royal Caribbean Cruises	257	81,693
Tapestry	1,039	112,243
Tesla*	299	92,173
TJX	792	98,628
Yum! Brands	670	96,580
		591,766
Consumer Staples — 5.1%
Altria Group	1,564	96,874
Kenvue	4,498	96,437
Philip Morris International	478	78,416
		271,727
Financials — 5.5%
Coinbase Global, Cl A*	263	99,351
MSCI, Cl A	164	92,063
Truist Financial	2,345	102,500
		293,914
Health Care — 8.6%
Gilead Sciences	807	90,618
Insulet*	289	83,348
Labcorp Holdings	402	104,552
Quest Diagnostics	522	87,388
STERIS PLC	399	90,369
		456,275
Industrials — 16.2%
3M	584	87,144
Allegion	664	110,171
Axon Enterprise*	116	87,637
CH Robinson Worldwide	959	110,592
Howmet Aerospace	507	91,143
Johnson Controls International	823	86,415
Norfolk Southern	388	107,864
Paycom Software	340	78,724
United Airlines Holdings*	1,182	104,382
		864,072
Information Technology — 24.3%
Broadcom	343	100,739
F5*	304	95,280
Fortinet*	860	85,914
Gen Digital	3,337	98,408
International Business Machines	312	78,983
Intuit	145	113,844
Jabil	416	92,838
Microsoft	209	111,501
Oracle	367	93,134
Palantir Technologies, Cl A*	705	111,637
TE Connectivity	549	112,957

Description	Shares	Fair Value

Information Technology — continued
Teledyne Technologies*	189	$104,143
Tyler Technologies*	163	95,283
		1,294,661
Materials — 3.5%
Air Products and Chemicals	338	97,304
Sherwin-Williams	264	87,352
		184,656
Real Estate — 3.3%
SBA Communications, Cl A‡	383	86,068
VICI Properties, Cl A‡	2,845	92,747
		178,815
Utilities — 5.5%
Constellation Energy	303	105,395
Entergy	1,039	93,957
NRG Energy	576	96,307
		295,659

Total Common Stock
(Cost $4,711,236)		4,802,669

EXCHANGE-TRADED FUND — 9.9%

Domestic Fixed Income — 9.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	5,784	530,682
Total Exchange-Traded Fund
(Cost $530,150)		530,682

Total Investments - 99.8%
(Cost $5,241,386)		$5,333,351

Percentages based on Net Assets of $5,342,073.

‡	Real Estate Investment Trust.
*	Non-income producing security.

Cl — Class
ETF — Exchange Traded Fund
PLC — Public Limited Company
SPDR — Standard & Poor's Depositary Receipts

COR-QH-001-0100